Investments - Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cost or Amortized Cost
Due in one year or less	$ 7.0
Due after one year through five years	29.7
Due after five years through ten years	120.4
Due after ten years	431.2
Total	588.3
Cost or Amortized Cost	722.0	$ 760.8
Fair Value
Due in one year or less	7.2
Due after one year through five years	34.1
Due after five years through ten years	156.2
Due after ten years	626.0
Total	823.5
Fair Value	961.8	956.7
Asset-backed
Cost or Amortized Cost
Backed securities	99.0
Cost or Amortized Cost	99.0	102.1
Fair Value
Backed securities	100.2
Fair Value	100.2	102.4
Commercial mortgage-backed
Cost or Amortized Cost
Backed securities	7.5
Cost or Amortized Cost	7.5	5.0
Fair Value
Backed securities	8.0
Fair Value	8.0	5.0
Residential mortgage-backed
Cost or Amortized Cost
Backed securities	27.2
Cost or Amortized Cost	27.2	31.8
Fair Value
Backed securities	30.1
Fair Value	$ 30.1	$ 33.9